Inventory (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 26, 2020	Dec. 28, 2019
Loss on write-down of obsolete inventory	$ 6,656
EWC Ventures and its Subsidiaries [Member]
Balance beginning of year	$ 1,229	$ 1,229	$ 1,042
Loss on write-down of obsolete inventory		6,656	552
Write-offs of reserved inventory		(1,286)	(365)
Balance end of year		$ 6,599	$ 1,229